Stock-Based Compensation (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation [Abstract]
Nonvested options outstanding, beginning	0	0
Nonvested options granted	10,110,000	5,550,000
Nonvested options vested	(10,110,000)	(5,550,000)
Nonvested options forfeited or expired	0	0
Nonvested options outstanding, ending	0	0
Weighted average exercise price, outstanding, beginning	$ 0.00	$ 0.00
Weighted average exercise price, granted	.25	0.11
Weighted average exercise price, vested	.25	0.11
Weighted average exercise price, forfeited or expired	.00	0.00
Weighted average exercise price, outstanding, ending	$ .00	$ 0.00